As filed with the Securities and Exchange Commission on May 16, 2012

Securities Act File No. 333-156141

Investment Company Act of 1940 File No. 811-22187

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 5	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9

Pax World Funds Trust II

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 767-1729

Joseph F. Keefe

Pax World Management Corp.

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies to:

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Registrant’s Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF series. Information contained in the Registrant’s registration statement relating to any other series of the Registrant is neither amended nor superseded hereby.

NOTICE

A copy of the Agreement and Declaration of Trust of Pax World Funds Trust II (the “Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument has been executed on behalf of the Registrant by officers of the Registrant as officers and by trustees of the Registrant as trustees and not individually, and the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 16th day of May, 2012.

PAX WORLD FUNDS TRUST II
(Registrant)

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Joseph F. Keefe	Trustee, Chief Executive Officer	May 16, 2012
Joseph F. Keefe	(Principal Executive Officer)

/s/ Alicia K. DuBois Alicia K. DuBois	Treasurer (Principal Financial and Accounting Officer)	May 16, 2012

/s/ Adrian P. Anderson* Adrian P. Anderson	Trustee	May 16, 2012

/s/ Carl H. Doerge, Jr.* Carl H. Doerge, Jr.	Trustee	May 16, 2012

/s/ Cynthia Hargadon* Cynthia Hargadon	Trustee	May 16, 2012

/s/ Louis F. Laucirica* Louis F. Laucirica	Trustee	May 16, 2012

/s/ John L. Liechty* John L. Liechty	Trustee	May 16, 2012

/s/ Laurence A. Shadek* Laurence A. Shadek	Trustee	May 16, 2012

/s/ Nancy S. Taylor* Nancy S. Taylor	Trustee	May 16, 2012

*By:	/s/ Joseph F. Keefe
Joseph F. Keefe
As Attorney-in-Fact
May 16, 2012